Discontinued Operations (Details) - Schedule of details of sale of the subsidiary	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Details of Sale of the Subsidiary [Abstract]
Fair value of the consideration	$ 10,000,000
Net asset of the disposed asset	(15,166,042)
Loss on sale before reclassification of foreign currency translation reserve	(5,166,042)
Reclassification of foreign currency translation reserve	(4,027,694)
Loss on disposal of discontinued operations	$ (9,193,736)